Florida Municipal Cash Trust
(A portfolio of Money Market Obligations Trust)

Supplement to Prospectus for Cash Series Shares dated February 28, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” on pages 4 and 5 of the Prospectus in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.60%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.43%
1The percentages shown above have been restated and are based on anticipated expenses for the entire fiscal year ending October 31, 2007.   However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts.  Shown below are the anticipated waivers, along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2007.

Total Anticipated Waivers of Fund Expenses	0.43%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers)	1.00%[5]
2The Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending October 31, 2007.  The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended October 31, 2006.

3The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee.  The distributor can terminate this anticipated voluntary waiver at any time.  The distribution (12b-1) fee paid by the Fund’s Cash Series Shares (after the anticipated voluntary waiver) is expected to be 0.35% for the fiscal year ending October 31, 2007.  The distribution (12b-1) fee paid by the Fund’s Cash Series Shares (after the voluntary waiver) was 0.35% for the fiscal year ended October 31, 2006.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.

5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Cash Series Shares (after the voluntary waivers) were 1.03% for the fiscal year ended October 31, 2006.
5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Cash Series Shares (after the voluntary waivers) were 1.03% for the fiscal year ended October 31, 2006.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Cash Series Shares with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund’s Cash Series Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Series Shares operating expenses are before anticipated waivers as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$146
3 Years	$452
5 Years	$782
10 Years	$1,713

2.           Under the section entitled “What are the Specific Risks of Investing in the Fund?” please delete the description for Tax Risks on page 9 of the Prospectus in its entirety and replace with the following:

“TAX RISKS

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Regarding the tax-exempt status of the securities in which the Fund invests, although Florida does not impose a state personal income tax on fund distributions paid to shareholders residing in Florida, the Fund does invest in tax-exempt securities issued by issuers in other states and may have shareholders who reside in states other than Florida; thus, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund.  The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds.  The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of certain of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes.  Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax.  Also, although Florida does not impose a state personal income tax, the decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests.  The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.”

3.           Please delete the section entitled “Appendix A:  Hypothetical Investment and Expense Information” on page 25 of the Prospectus in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FLORIDA MUNICIPAL CASH TRUST:  CASH SERIES SHARES

ANNUAL EXPENSE RATIO: 1.43%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	$10,357.00	$517.85	$10,874.85	$150.75	$10,726.74
3	$10,726.74	$536.34	$11,263.08	$156.13	$11,109.68
4	$11,109.68	$555.48	$11,665.16	$161.70	$11,506.30
5	$11,506.30	$575.32	$12,081.62	$167.48	$11,917.07
6	$11,917.07	$595.85	$12,512.92	$173.46	$12,342.51
7	$12,342.51	$617.13	$12,959.64	$179.65	$12,783.14
8	$12,783.14	$639.16	$13,422.30	$186.06	$13,239.50
9	$13,239.50	$661.98	$13,901.48	$192.70	$13,712.15
10	$13,712.15	$685.61	$14,397.76	$199.58	$14,201.67
Cumulative		$5,884.72		$1,713.06

September 20, 2007

Cusip 608919700
37475 (9/07)

Florida Municipal Cash Trust
(A portfolio of Money Market Obligations Trust)

Supplement to Prospectus for Cash II Shares dated February 28, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” on pages 4 and 5 of the Prospectus in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Cash II Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.08%
1The percentages shown above have been restated and are based on anticipated expenses for the entire fiscal year ending October 31, 2007.   However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts.  Shown below are the anticipated waivers, along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2007.

Total Anticipated Waivers of Fund Expenses	0.23%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers)	0.85%[5]
2The Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending October 31, 2007.  The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended October 31, 2006.

3The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee.  The distributor can terminate this anticipated voluntary waiver at any time.  The distribution (12b-1) fee paid by the Fund’s Cash II Shares (after the anticipated voluntary waiver) is expected to be 0.20% for the fiscal year ending October 31, 2007.  The distribution (12b-1) fee paid by the Fund’s Cash II Shares (after the voluntary waiver) was 0.20% for the fiscal year ended October 31, 2006.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein.

5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Cash II Shares (after the voluntary waivers) were 0.89% for the fiscal year ended October 31, 2006.
5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Cash II Shares (after the voluntary waivers) were 0.89% for the fiscal year ended October 31, 2006.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Cash II Shares with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund’s Cash II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash II Shares operating expenses are before anticipated waivers as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

2.           Under the section entitled “What are the Specific Risks of Investing in the Fund?” please delete the description for Tax Risks on page 9 of the Prospectus in its entirety and replace with the following:

“TAX RISKS

In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Regarding the tax-exempt status of the securities in which the Fund invests, although Florida does not impose a state personal income tax on fund distributions paid to shareholders residing in Florida, the Fund does invest in tax-exempt securities issued by issuers in other states and may have shareholders who reside in states other than Florida; thus, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund.  The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds.  The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of certain of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes.  Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax.  Also, although Florida does not impose a state personal income tax, the decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests.  The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.”

3.           Please delete the section entitled “Appendix A:  Hypothetical Investment and Expense Information” on page 26 of the Prospectus in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FLORIDA MUNICIPAL CASH TRUST: CASH II SHARES

ANNUAL EXPENSE RATIO: 1.08%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$110.12	$10,392.00
2	$10,392.00	$519.60	$10,911.60	$114.43	$10,799.37
3	$10,799.37	$539.97	$11,339.34	$118.92	$11,222.71
4	$11,222.71	$561.14	$11,783.85	$123.58	$11,662.64
5	$11,662.64	$583.13	$12,245.77	$128.43	$12,119.82
6	$12,119.82	$605.99	$12,725.81	$133.46	$12,594.92
7	$12,594.92	$629.75	$13,224.67	$138.69	$13,088.64
8	$13,088.64	$654.43	$13,743.07	$144.13	$13,601.71
9	$13,601.71	$680.09	$14,281.80	$149.78	$14,134.90
10	$14,134.90	$706.75	$14,841.65	$155.65	$14,688.99
Cumulative		$5,980.85		$1,317.19

September 20, 2007

Cusip 60934N344
37476 (9/07)

Florida Municipal Cash Trust
(A portfolio of Money Market Obligations Trust)

Supplement to Prospectus for Institutional Shares dated February 28, 2007

1.           Please delete the section entitled “What are the Fund’s Fees and Expenses?” on pages 3 and 4 of the Prospectus in its entirety and replace with the following:

What are the Fund’s Fees and Expenses?

FLORIDA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Other Expenses[4]	0.43%
Total Annual Fund Operating Expenses	1.08%
1The percentages shown above have been restated and are based on anticipated expenses for the entire fiscal year ending October 31, 2007.   However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.  Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider expect to waive and/or not charge certain amounts.  Shown below are the anticipated waivers and reduction, along with the net expenses the Fund expects to pay for the fiscal year ending October 31, 2007.

Total Anticipated Waivers and Reduction of Fund Expenses	0.51%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.57%[5]
2The Adviser expects to voluntarily waive a portion of its management fee. The Adviser can terminate this anticipated voluntary waiver at any time.  The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending October 31, 2007.  The management fee paid by the Fund (after the voluntary waiver) was 0.27% for the fiscal year ended October 31, 2006.

3The Fund’s Institutional Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended October 31, 2006. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for Institutional Shares during the fiscal year ending October 31, 2007.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see “Payments to Financial Intermediaries” herein. The shareholder services provider expects to elect not to charge, therefore the Fund will not accrue, a portion of its fee.  The shareholder services provider can terminate this anticipated voluntary reduction at any time. Total other expenses paid by the Fund’s Institutional Shares (after the voluntary reduction) are expected to be 0.35% for the fiscal year ending October 31, 2007. Total other expenses paid by the Fund’s Institutional Shares (after the voluntary reduction) were 0.34% for the fiscal year ended October 31, 2006.

5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reduction) were 0.61% for the fiscal year ended October 31, 2006.
5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reduction) were 0.61% for the fiscal year ended October 31, 2006.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same.  Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

2.           Under the section entitled “What are the Specific Risks of Investing in the Fund?” please delete the description for Tax Risks on page 8 of the Prospectus in its entirety and replace with the following:

“TAX RISKS
In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Regarding the tax-exempt status of the securities in which the Fund invests, although Florida does not impose a state personal income tax on fund distributions paid to shareholders residing in Florida, the Fund does invest in tax-exempt securities issued by issuers in other states and may have shareholders who reside in states other than Florida; thus, shareholders of the Fund should note that the U.S. Supreme Court has recently agreed to review a Kentucky state court decision (Kentucky v. Davis) that could have important consequences for funds that invest in tax-exempt securities, including the Fund.  The Kentucky state court held as unconstitutional under the Commerce Clause of the U.S. Constitution a Kentucky law that exempts interest earned on Kentucky tax-exempt bonds from Kentucky's state income tax, but taxes interest derived from non-Kentucky tax-exempt bonds.  The U.S. Supreme Court is scheduled to hear the case during its Fall, 2007, session and is likely to render its decision in the spring or early summer of 2008.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, the decision could affect the tax status of certain of the tax-exempt securities in which the Fund invests, and the Fund's distributions, for state tax purposes.  Such a decision would force State legislators to decide whether to exempt all tax-exempt bonds from state income tax or subject all such bonds to state income tax.  Also, although Florida does not impose a state personal income tax, the decision, and any change in tax status, also may negatively affect the value of the municipal securities in which the Fund invests.  The Kentucky v. Davis case does not question or challenge the tax status of tax-exempt bonds for purposes of the federal regular income tax.  If the U.S. Supreme Court affirms the Kentucky state court's ruling, and the Adviser determines that the Fund may be negatively impacted in a material respect, the Adviser will advise shareholders as it determines necessary.”

3.           Please delete the section entitled “Appendix A:  Hypothetical Investment and Expense Information” on page 24 of the Prospectus in its entirety and replace with the following:

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund’s annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the “Fees and Expenses” table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the “Front-End Sales Charge”) is reflected in the “Hypothetical Expenses” column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FLORIDA MUNICIPAL CASH TRUST:  INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 1.08%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$110.12	$10,392.00
2	$10,392.00	$519.60	$10,911.60	$114.43	$10,799.37
3	$10,799.37	$539.97	$11,339.34	$118.92	$11,222.71
4	$11,222.71	$561.14	$11,783.85	$123.58	$11,662.64
5	$11,662.64	$583.13	$12,245.77	$128.43	$12,119.82
6	$12,119.82	$605.99	$12,725.81	$133.46	$12,594.92
7	$12,594.92	$629.75	$13,224.67	$138.69	$13,088.64
8	$13,088.64	$654.43	$13,743.07	$144.13	$13,601.71
9	$13,601.71	$680.09	$14,281.80	$149.78	$14,134.90
10	$14,134.90	$706.75	$14,841.65	$155.65	$14,688.99
Cumulative		$5,980.85		$1,317.19

September 20, 2007

Cusip 60934N336
37477 (9/07)